LOANS AND BORROWINGS (Details) - GBP (£) £ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Loans and borrowing	£ 30,299
Current borrowings and current portion of non-current borrowings [abstract]
Short term loans	22,239	£ 116
Loans and borrowings	23,391
Total	23,391
Assumed mortgage on acquisition
Disclosure of detailed information about borrowings [line items]
Loans and borrowing	3,391
Current borrowings and current portion of non-current borrowings [abstract]
Loans and borrowings	1,152
Bond
Disclosure of detailed information about borrowings [line items]
Loans and borrowing	£ 26,908